Trade receivables, Movement in Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables [Abstract]
Beginning balance	$ 28,612	$ 25,975
Impairment loss for the period	91,113	8,737
Receivables written off during the year	(601)	(6,100)
Ending balance	$ 119,124	$ 28,612